ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS

JinkoSolar Holding Co., Ltd. (the "Company" or "JinkoSolar Holding") was incorporated in the Cayman Islands on August 3, 2007. On May 14, 2010, the Company became listed on the New York Stock Exchange (“NYSE”) in the United States. The Company and its subsidiaries (collectively the “Group”) are principally engaged in the design, development, production and marketing of photovoltaic products as well as developing commercial solar power projects.

JinkoSolar Technology Limited (“Paker”, formally known as Paker Technology Limited) was incorporated in Hong Kong as a limited liability company on November 10, 2006 by a Hong Kong citizen and a citizen of People's Republic of China ("the PRC"), who held the investment on behalf of three PRC shareholders (the "Shareholders") via a series of entrustment agreements. On December 16, 2008, all of the then existing shareholders of Paker exchanged their respective shares of Paker for equivalent classes of shares of the Company (the "Share Exchange"). As a result, Paker became a wholly-owned subsidiary of the Company. On December 13, 2006, Paker established Jinko Solar Co., Ltd. (“Jiangxi Jinko”) as a wholly foreign owned enterprise in Shangrao, Jiangxi province, the PRC.

The following table sets forth information concerning the Company’s major subsidiaries as of December 31, 2018:

Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of ownership

JinkoSolar Technology Limited (“Paker”)*	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”)******	December 13, 2006	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	June 30, 2009	PRC	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	100%

Zhejiang Jinko Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

Xinjiang Jinko Solar Co., Ltd.	May 30, 2016	PRC	100%

Yuhuan Jinko Solar Co., Ltd.("Yuhuan")	July 29, 2016	PRC	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

Jiangxi Photovoltaic Materials Co., Ltd ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG(“Jinko Switzerland”)	May 3, 2011	Switzerland	100%

JinkoSolar (US) Holdings Inc.(“Jinko US Holding”)	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	100%

JinkoSolar SAS (“Jinko France”)	September 12, 2011	France	100%

Jinko Solar Canada Co., Ltd (“Jinko Canada”)	November 18, 2011	Canada	100%

Jinko Solar Australia Holdings Co. Pty Ltd (“Jinko Australia”)	December 7, 2011	Australia	100%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	100%

Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of ownership

JinkoSolar Power Engineering Group Limited (“JinkoSolar Power”)	November 12, 2013	Cayman	100%

JinkoSolar WWG Investment Co., Ltd. (“WWG Investment”)	April 8, 2014	Cayman	100%

JinkoSolar Comércio do Brazil Ltda (“JinkoSolar Brazil”)	January 14, 2014	Brazil	100%

Projinko Solar Portugal Unipessoal LDA. (“JinkoSolar Portugal”)	February 20, 2014	Portugal	100%

JinkoSolar Mexico S.DE R.L. DE C.V. (“JinkoSolar Mexico”)	February 25, 2014	Mexico	100%

Shanghai Jinko Financial Information Service Co., Ltd	November 7, 2014	PRC	100%

Jinko Solar Technology SDN.BHD. (“JinkoSolar Malaysia”)	January 21, 2015	Malaysia	100%

Jinko Huineng Technology Services Co., Ltd	July 14, 2015	PRC	100%

Jinko Huineng (Zhejiang) Solar Technology Services Co., Ltd ****	July 29, 2015	PRC	100%

JinkoSolar Enerji Teknolojileri Anonlm Sirketi	April 13, 2017	Turkey	100%

Jinko Solar Sweihan (HK) Limited	October 4, 2016	Hong Kong	100%

Jinko Solar (Shanghai) Management Co., Ltd	July 25, 2012	PRC	100%

JinkoSolar Trading Privated Limited	February 6, 2017	India	100%

JinkoSolar LATAM Holding Limited	August 22, 2017	Hong Kong	100%

JinkoSolar Middle East DMCC	November 6, 2016	Emirates	100%

Jinko Power International (Hongkong) Limited	July 10, 2015	Hong Kong	100%

JinkoSolar International Development Limited**	August 28, 2015	Hong Kong	100%

Jinkosolar Household PV System Ltd.	January 12, 2015	BVI	100%

Canton Best Limited(“Canton Best BVI”)	September 16, 2013	BVI	100%

Wide Wealth Group Holding Limited(“Wide Wealth Hong Kong”) ***	June 11, 2012	Hong Kong	100%

JinkoSolar (U.S.) Industries Inc.	November 16, 2017	USA	100%

Poyang Ruixin Information Technology Co., Ltd.	December 19, 2017	PRC	100%

JinkoSolar Technology (Haining) Co., Ltd	December 15, 2017	PRC	100%

Poyang Luohong Power Co., Ltd(“Poyang Luohong”) *****	August 7, 2018	PRC	51%

*In the fourth quarter of 2016, JinkoSolar Technology Limited (formally known as Paker Technology Limited) disposed of Zhejiang Jinko Financial Leasing Co., Ltd with the consideration of
RMB183.0 million (USD26.4 million). Loss of disposal amounted to RMB15.2 million (USD2.2 million) was recognized.
Considerations associated with the transaction amounted to RMB
13.1 million (USD 2.0 million) was collected in 2017. All the outstanding considerations will be settled by the end of 2019.

**In the fourth quarter of 2016, JinkoSolar International Development Limited
disposed of Jinko Solar
(Thailand) Co. Ltd (“Jinko Thailand”) with the consideration of RMB2.4 million (USD0.4 million). Loss of disposal amounted to RMB0.1 million (USD0.02 million) was recognized. Consideration associated with the transaction was collected in 2017.

**In the fourth quarter of 2017, JinkoSolar International Development Limited
disposed of Lotapera
,
S.L., its fully owned solar power plant in Spain, with the consideration of RMB
27.3 thousand (USD4.2 thousand). Gain on disposal amounted to RMB102.3 thousand (USD15.7 thousand) was recognized. Consideration associated with the transaction was collected in 2018.

**In the fourth quarter of 2017, JinkoSolar International Development Limited
disposed of four Mexican
power plants, including Energia Solar AHU, S.de R.L. de C.V., Energia Solar CAB, S.de R.L. de C.V., Energia Solar MAZ, S.de R.L. de C.V., and PV Energy SAM, S.de R.L. de C.V., with the consideration of RMB1.3 thousand (USD0.2 thousand). Gain on disposal amounted to RMB154.8 thousand (USD23.8 thousand) was recognized. Consideration associated with the transaction has not been collected as of December 31, 2018.

***In the fourth quarte
r of 2016, Wide Wealth Hong Kong
disposed of all
of the 55% equity interest indirectly held by the
Company in Jiangxi JinkoSolar Engineering Co., Ltd.. (“Jiangxi Jinko Engineering” or “Jinko Power Group” or “Jinko Power”) to Shangrao Kangsheng Technology Co., Ltd., a company incorporated with limited liability under the laws of the People’s Republic of China, formed by a buyer consortium led by Mr. Xiande Li, chairman of the board of directors of the Company for a total consideration of
US$250.0
million. In conjunction, JinkoSolar Power repurchased all of its Series A, Series A-1 and Series A-2 redeemable convertible preferred shares (Note 9) with considerations of
US$225.0
million from the preferred shareholders, while Wide Wealth Hong Kong agreed to transfer the
45%
equity interest of Jinko Power Group to related entities of the preferred shareholders with a total consideration of
US$225.0
million. These two transactions were net-settled as agreed with JinkoSolar Power, Wide Wealth Hong Kong and the preferred shareholders.

****In the first quarter of 2018, the Company changed the name of a subsidiary from Zhejiang Jinko Solar Power Sales Co., Ltd to Jinko Huineng (Zhejiang) Solar Technology (Zhejiang) Services Co., Ltd.

*****In the third quarter of 2018, the Group and Jinko Power Group jointly invested in and established an entity named Poyang Luohong Power Co., Ltd. (“Poyang Luohong”), which develops and operates solar power project in Shangrao, Jiangxi Province. Cash capital injection with the amount of RMB 98 million have been made by Jinko Power Group at the end of 2018. The Group held 51% equity interests of Poyang Luohong and consolidated such entity in its financial statements.

******In the fourth quarter of 2018, the Group disposed of Jinko Solar Investment (Pty) Ltd and its subsidiary Jinko Solar Pty Ltd. (“JinkoSolar South Africa”) with the consideration of RMB
1
to a third party buyer. Loss of disposal amounted to RMB
20
thousand was recognized. Consideration associated with the transaction has not been collected as of December 31, 2018.

In the first quarter of 2018, the Group disposed of Hirasawa Power East Godo Kaishat (“Hirasawa Power”), its fully own subsidiary who holds the rights to build, implement and operate two solar projects locating at Japan, with the consideration of JPY996,420,932. As these solar projects in Japan were constructed for sale upon completion instead of self-operating by the Group, the Group recorded such disposition under the standard of ASC 606, and recognized revenue and cost of sales with the amount of RMB93,451,309 and RMB69,133,413, respectively. Consideration associated with the transaction was collected in 2018.

In the first quarter of 2018, the Group disposed Tirli 3 and Tirli 5, its fully own solar project companies who hold and operate two solar projects in Italy, with the consideration of EUR2,636,291. As these solar projects have been the Group’s own operating assets which were generating electricity sale revenues, the Group recorded loss of disposal with the amounted of RMB9,425,365. Consideration associated with the transaction was collected in 2018.